Summary of Significant Accounting Policies - Interest Rate Swaps and Fair Value Measurements (Detail) (Interest Rate Swap, Fair Value, Inputs, Level 2, USD $)	Sep. 30, 2013 Other Assets	Dec. 31, 2012 Other Liabilities	Dec. 31, 2011 Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivatives designated as hedging instruments, interest rate swap contract	$ 438,500	$ (687,674)	$ 0
Fair value of derivatives not designated as hedging instruments, interest rate swap contract		$ (128,934)	$ (976,677)